LEASES (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
2022 - 2023	$ 4,890		$ 5,137,000
Amortization Of Leased Assets	817,000	$ 742,000	3,238,000	$ 3,250,000	$ 3,025,000
Interest On Lease Liabilities	573,000	563,000	2,406,000	1,866,000	1,778,000
Total	1,390,000	$ 1,305,000	5,644,000	$ 5,116,000	$ 4,803,000
2024 - 2025	4,280,000		3,844,000
2026 - and beyond	43,038,000		27,515,000
Total	$ 59,607,000		$ 36,496,000